DIVIDENDS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Dividends Payable	$ 1,474,359	$ 1,597,909
Dividends, Cash	$ 1,474,359	1,244,502
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Effect on Future Earnings, Offset Amount		226,484
Shareholder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Effect on Future Earnings, Offset Amount		$ 126,923